Derivatives and Hedge Accounting Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedge Accounting Activities

NOTE 7. DERIVATIVES AND HEDGE ACCOUNTING ACTIVITIES

See Note 2 for the Companies’ accounting policies, objectives, and strategies for using derivative instruments. See Notes 2 and 6 for further information about fair value measurements and associated valuation methods for derivatives.

Cash collateral is used in the table below to offset derivative assets and liabilities. In February 2022, Dominion Energy entered into contracts representing offsetting positions to certain existing exchange contracts with collateral requirements as well as new over-the-counter transactions that are not subject to collateral requirements. These contracts resulted in positions which limit the risk of increased cash collateral requirements. Certain accounts receivable and accounts payable recognized on the Companies’ Consolidated Balance Sheets, letters of credit and other forms of securities, as well as certain other long-term debt, all of which are not included in the tables below, are subject to offset under master netting or similar arrangements and would reduce the net exposure. See Note 18 for further information regarding other long-term debt, in the form of restructured derivatives, subject to offset under master netting or similar agreements. See Note 24 for further information regarding credit-related contingent features for the Companies derivative instruments.

Balance Sheet Presentation

The tables below present the Companies' derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

	Dominion Energy Gross Amounts Not Offset in the Consolidated Balance Sheet				Virginia Power Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
December 31, 2022
Commodity contracts:
Over-the-counter	$408	$28	$—	$380	$238	$7	$—	$231
Exchange	160	159	—	1	—	—	—	—
Interest rate contracts:
Over-the-counter	1,407	248	—	1,159	614	38	—	576
Total derivatives, subject to a master netting or similar arrangement	$1,975	$435	$—	$1,540	$852	$45	$—	$807
December 31, 2021
Commodity contracts:
Over-the-counter	$153	$13	$—	$140	$110	$8	$—	$102
Exchange	9	7	—	2	7	7	—	—
Interest rate contracts:
Over-the-counter	323	49	—	274	146	20	—	126
Foreign currency exchange rate contracts:
Over-the-counter	8	—	—	8	8	—	—	8
Total derivatives, subject to a master netting or similar arrangement	$493	$69	$—	$424	$271	$35	$—	$236

(1)
Excludes derivative assets of $201 million and $120 million at Dominion Energy, and $30 million and $29 million at Virginia Power, at December 31, 2022 and 2021, respectively, which are not subject to master netting or similar arrangements.

	Dominion Energy Gross Amounts Not Offset in the Consolidated Balance Sheet				Virginia Power Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
December 31, 2022
Commodity contracts:
Over-the-counter	$443	$34	$71	$338	$146	$13	$71	$62
Exchange	483	159	324	—	176	—	176	—
Interest rate contracts:
Over-the-counter	377	210	1	166	7	—	—	7
Foreign currency exchange rate contracts:
Over-the-counter	101	32	—	69	101	32	—	69
Total derivatives, subject to a master netting or similar arrangement	$1,404	$435	$396	$573	$430	$45	$247	$138
December 31, 2021
Commodity contracts:
Over-the-counter	$95	$13	$54	$28	$84	$8	$54	$22
Exchange	374	7	367	—	43	7	36	—
Interest rate contracts:
Over-the-counter	399	49	11	339	337	20	—	317
Total derivatives, subject to a master netting or similar arrangement	$868	$69	$432	$367	$464	$35	$90	$339

(1)
Excludes derivative liabilities of $26 million and $6 million at Virginia Power at December 31, 2022 and 2021, respectively, which are not subject to master netting or similar arrangements. Dominion Energy did not have any derivative liabilities at December 31, 2022 or 2021 which were not subject to master netting or similar arrangements.

Volumes

The following table presents the volume of the Companies' derivative activity as of December 31, 2022. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of their long and short positions.

	Dominion Energy		Virginia Power
	Current	Noncurrent	Current	Noncurrent
Natural Gas (bcf):
Fixed price	50	2	41	2
Basis(1)	154	414	140	407
Electricity (MWh in millions):
Fixed price	16	35	8	9
FTRs	45	—	45	—
Oil (Gal in millions)	6	—	6	—
Interest rate(2) (in millions)	$2,003	$10,707	$1,600	$1,950
Foreign currency exchange rate(2) (in millions)
Danish Krone	394 kr.	4,167 kr.	394 kr.	4,167 kr.
Euro	€780	€2,131	€780	€2,131

(1)
Includes options.
(2)
Maturity is determined based on final settlement period.

AOCI

The following table presents selected information related to losses on cash flow hedges included in AOCI in the Companies' Consolidated Balance Sheets at December 31, 2022:

	Dominion Energy			Virginia Power
	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Interest rate	$(249)	$(33)	396 months	$16	$(1)	396 months
Total	$(249)	$(33)		$16	$(1)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., interest rate payments) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in interest rates.

Fair Value Hedges

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings and presented in the same line item. There were no derivative instruments designated as fair value hedges during the years ended December 31, 2022, 2021 and 2020.

The following table presents the amounts recorded on Dominion Energy's Consolidated Balance Sheets related to cumulative basis adjustments for fair value hedges all of which related to discontinued hedging relationships at both December 2022 and 2021, respectively:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets (Liabilities)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
(millions)
Long-term debt	$—	$(352)	$—	$(2)

Virginia Power had no amounts recorded in its Consolidated Balance Sheets related to fair value hedges at December 31, 2022 or 2021.

Fair Value and Gains and Losses on Derivative Instruments

The following tables present the fair values of the Companies' derivatives and where they are presented in their Consolidated Balance Sheets:

	Dominion Energy			Virginia Power
	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At December 31, 2022
ASSETS
Current Assets
Commodity	$—	$532	$532	$—	$264	$264
Interest rate	501	104	605	501	—	501
Total current derivative assets(1)	501	636	1,137	501	264	765
Noncurrent Assets
Commodity	—	237	237	—	4	4
Interest rate	113	689	802	113	—	113
Total noncurrent derivative assets(2)(3)	113	926	1,039	113	4	117
Total derivative assets	$614	$1,562	$2,176	$614	$268	$882
LIABILITIES
Current Liabilities
Commodity	$—	$700	$700	$—	$290	$290
Interest rate	—	70	70	—	—	—
Foreign currency exchange rate	—	8	8	—	8	8
Total current derivative liabilities(4)	—	778	778	—	298	298
Noncurrent Liabilities
Commodity	—	226	226	—	58	58
Interest rate	7	300	307	7	—	7
Foreign currency exchange rate	—	93	93	—	93	93
Total noncurrent derivative liabilities(5)(6)	7	619	626	7	151	158
Total derivative liabilities	$7	$1,397	$1,404	$7	$449	$456
At December 31, 2021
ASSETS
Current Assets
Commodity	$—	$103	$103	$—	$74	$74
Interest rate	1	17	18	1	—	1
Foreign currency exchange rate	—	1	1	—	1	1
Total current derivative assets(1)	1	121	122	1	75	76
Noncurrent Assets
Commodity	—	179	179	—	72	72
Interest rate	145	160	305	145	—	145
Foreign currency exchange rate	—	7	7	—	7	7
Total noncurrent derivative assets(3)	145	346	491	145	79	224
Total derivative assets	$146	$467	$613	$146	$154	$300
LIABILITIES
Current Liabilities
Commodity	$—	$304	$304	$—	$92	$92
Interest rate	42	13	55	42	—	42
Total current derivative liabilities(4)	42	317	359	42	92	134
Noncurrent Liabilities
Commodity	—	165	165	—	41	41
Interest rate	295	49	344	295	—	295
Total noncurrent derivative liabilities(5)(6)	295	214	509	295	41	336
Total derivative liabilities	$337	$531	$868	$337	$133	$470

(1)
Includes $118 million and $6 million reported in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
(2)
Includes $1 million reported in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
(3)
Virginia Power’s noncurrent derivative assets are presented in other deferred charges and other assets in its Consolidated Balance Sheets.
(4)
Includes $6 million and $3 million reported in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
(5)
Includes $1 million reported in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both December 31, 2022 and 2021.
(6)
Virginia Power’s noncurrent derivative liabilities are presented in other deferred credits and other liabilities in its Consolidated Balance Sheets.

The following tables present the gains and losses on the Companies' derivatives, as well as where the associated activity is presented in their Consolidated Balance Sheets and Statements of Income:

	Dominion Energy			Virginia Power
Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives(1)	Amount of Gain (Loss) Reclassified from AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)	Amount of Gain (Loss) Recognized in AOCI on Derivatives(1)	Amount of Gain (Loss) Reclassified from AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)
(millions)
Year Ended December 31, 2022
Derivative type and location of gains (losses):
Interest rate(3)	$89	$(57)	$855	$80	$(2)	$854
Total	$89	$(57)	$855	$80	$(2)	$854
Year Ended December 31, 2021
Derivative type and location of gains (losses):
Commodity(4)		$(1)
Interest rate(3)	$21	(60)	$135	$17	$(3)	$130
Total	$21	$(61)	$135	$17	$(3)	$130
Year Ended December 31, 2020
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$25
Purchased gas		(4)
Discontinued operations		2
Total commodity	$—	$23	$—	$—	$—	$—
Interest rate:
Interest and related charges		$(83)		$(37)	$(2)	$(338)
Discontinued operations		(236)
Total interest rate	$(309)	$(319)	$(332)	$(37)	$(2)	$(338)
Foreign currency exchange rate(5)	(11)	(6)	—			—
Total	$(320)	$(302)	$(332)	$(37)	$(2)	$(338)

(1)
Amounts deferred into AOCI have no associated effect in the Companies' Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
(3)
Amounts recorded in the Companies' Consolidated Statements of Income are classified in interest and related charges.
(4)
Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in purchased gas.
(5)
Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in discontinued operations.

	Amount of Gain (Loss) Recognized in Income on Derivatives(1)(2)
Derivatives not designated as hedging instruments	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Derivative type and location of gains (losses):
Commodity:
Operating revenue	$(729)	$(487)	$73	$(303)	$(62)	$(104)
Purchased gas	13	(1)	(20)
Electric fuel and other energy-related purchases	514	16	(104)	453	9	—
Discontinued operations	8	—	(11)
Interest rate:
Interest and related charges	406	89	87
Discontinued operations	244	8	5
Foreign currency exchange rate:
Discontinued operations	—	—	12
Total	$456	$(375)	$42	$150	$(53)	$(104)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
(2)
Excludes amounts related to foreign currency exchange rate derivatives that are deferred to plant under construction within property, plant and equipment and regulatory assets/liabilities that will begin to amortize once the CVOW Commercial Project is placed in service.